UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$27	0.55%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,664
  Number of Portfolio Holdings259
  Portfolio Turnover Rate22.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.7%
Financials	18.0
Information Technology	15.1
Health Care	13.1
Consumer Discretionary	11.3
Real Estate	6.1
Materials	4.5
Energy	4.1
Consumer Staples	3.3
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Popular	1.3%
Corpay	1.2
TechnipFMC	1.2
RenaissanceRe Holdings	1.1
API Group	1.1
MKS	1.1
Tenet Healthcare	1.0
Western Alliance Bancorp	1.0
Webster Financial	0.9
Middleby	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Mid Cap ETF (TMSL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1075-053 08/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
T. ROWE PRICE
TMSL	Small-Mid Cap ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	6/14/23(1) Through
	6/30/25	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 32.23	$ 27.96	$ 25.00
Investment activities
Net investment income(2)(3)	0.16	0.34	0.15
Net realized and unrealized gain/loss	0.36	4.07	2.90
Total from investment activities	0.52	4.41	3.05
Distributions
Net investment income	-	(0.14)	(0.09)
NET ASSET VALUE
End of period	$ 32.75	$ 32.23	$ 27.96
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	1.61%	15.77%	12.23%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.55%(5)	0.55%	0.55%(5)
Net expenses after waivers/payments by Price Associates	0.55%(5)	0.55%	0.55%(5)
Net investment income	1.04%(5)	1.08%	1.09%(5)
Portfolio turnover rate(6)	22.0%	38.2%	14.5%
Net assets, end of period (in thousands)	$ 828,664	$ 380,258	$ 67,109

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.2%
Iridium Communications	49,485	1,493
		1,493
Entertainment 0.3%
TKO Group Holdings	14,549	2,647
		2,647
Interactive Media & Services 0.9%
Pinterest, Class A (1)	89,116	3,196
Reddit, Class A (1)	27,554	4,149
		7,345
Media 0.6%
Liberty Broadband, Class C (1)	20,453	2,012
Nexstar Media Group	17,347	3,000
		5,012
Total Communication Services		16,497
CONSUMER DISCRETIONARY 11.3%
Automobile Components 0.6%
Autoliv	20,422	2,285
Phinia	67,602	3,008
		5,293
Broadline Retail 0.5%
Ollie's Bargain Outlet Holdings (1)	30,052	3,960
		3,960
Diversified Consumer Services 2.3%
Duolingo (1)	13,945	5,718

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Frontdoor (1)	47,621	2,807
Perdoceo Education	74,536	2,436
Service International	51,941	4,228
Stride (1)	25,557	3,711
		18,900
Hotels, Restaurants & Leisure 4.0%
Aramark	61,097	2,558
Churchill Downs	24,825	2,507
Domino's Pizza	4,938	2,225
DraftKings (1)	95,306	4,088
Planet Fitness, Class A (1)	55,119	6,011
Texas Roadhouse	18,890	3,540
Travel Leisure	72,909	3,763
Viking Holdings (1)	32,930	1,755
Wingstop	18,469	6,219
		32,666
Household Durables 0.8%
NVR (1)	464	3,427
Toll Brothers	29,774	3,398
		6,825
Specialty Retail 2.0%
Bath & Body Works	117,929	3,533
Burlington Stores (1)	16,630	3,869
Carvana (1)	8,347	2,812
Floor & Decor Holdings, Class A (1)	37,624	2,858
Ulta Beauty (1)	8,225	3,848
		16,920
Textiles, Apparel & Luxury Goods 1.1%
Crocs (1)	27,897	2,826
Ralph Lauren	18,933	5,193

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
VF	98,145	1,153
		9,172
Total Consumer Discretionary		93,736
CONSUMER STAPLES 3.3%
Beverages 0.6%
Coca-Cola Consolidated	16,293	1,819
Molson Coors Beverage, Class B	29,102	1,400
Primo Brands Corp	73,129	2,166
		5,385
Consumer Staples Distribution & Retail 2.0%
BJ's Wholesale Club Holdings (1)	29,365	3,166
Casey's General Stores	8,952	4,568
Performance Food Group (1)	61,404	5,371
US Foods Holding (1)	44,579	3,433
		16,538
Food Products 0.7%
Dole	114,464	1,601
Flowers Foods	121,526	1,942
Lamb Weston Holdings	43,232	2,242
		5,785
Total Consumer Staples		27,708
ENERGY 4.1%
Energy Equipment & Services 1.8%
TechnipFMC	284,062	9,783
Tidewater (1)	29,237	1,349
Weatherford International	75,996	3,823
		14,955
Oil, Gas & Consumable Fuels 2.3%
HF Sinclair	59,738	2,454
Permian Resources	395,152	5,382

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Range Resources	119,112	4,844
South Bow	43,482	1,127
Viper Energy	132,170	5,040
		18,847
Total Energy		33,802
FINANCIALS 18.0%
Banks 6.7%
Amalgamated Financial	39,017	1,217
Columbia Banking System	112,036	2,619
East West Bancorp	18,409	1,859
Fifth Third Bancorp	69,113	2,843
First BanCorp / Puerto Rico	205,820	4,287
Hancock Whitney	28,951	1,662
Hanmi Financial	70,017	1,728
Huntington Bancshares	322,530	5,406
KeyCorp	278,340	4,849
OFG Bancorp	52,122	2,231
Popular	95,668	10,543
Webster Financial	144,092	7,867
Western Alliance Bancorp	104,487	8,148
		55,259
Capital Markets 3.0%
Cboe Global Markets	12,395	2,891
Lazard	81,994	3,934
LPL Financial Holdings	6,091	2,284
Main Street Capital	51,616	3,050
Morningstar	5,284	1,659
StepStone Group, Class A	42,849	2,378
StoneX Group (1)	38,868	3,542
TPG	44,264	2,322
Tradeweb Markets, Class A	11,350	1,662

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Virtus Investment Partners	8,544	1,550
		25,272
Consumer Finance 0.5%
FirstCash Holdings	12,088	1,634
OneMain Holdings	41,211	2,349
		3,983
Financial Services 3.8%
Corebridge Financial	181,925	6,458
Corpay (1)	30,527	10,129
Equitable Holdings	104,388	5,856
Payoneer Global (1)	500,250	3,427
Voya Financial	83,628	5,938
		31,808
Insurance 3.5%
Assurant	10,181	2,011
Axis Capital Holdings	69,108	7,175
Everest Re Group	8,350	2,838
Hanover Insurance Group	23,331	3,963
RenaissanceRe Holdings	38,442	9,337
Skyward Specialty Insurance Group (1)	64,852	3,748
		29,072
Mortgage Real Estate Investment Trusts 0.5%
Annaly Capital Management, REIT	84,948	1,599
Rithm Capital, REIT	230,621	2,603
		4,202
Total Financials		149,596
HEALTH CARE 13.1%
Biotechnology 6.3%
Akero Therapeutics (1)	33,924	1,810
Alkermes (1)	62,085	1,776

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Ascendis Pharma, ADR (1)	6,186	1,068
Avidity Biosciences (1)	63,358	1,799
Bicara Therapeutics (1)(2)	25,014	232
Biohaven (1)	26,558	375
Blueprint Medicines (1)	13,065	1,675
Caris Life Sciences (1)	13,545	362
Celldex Therapeutics (1)	39,968	813
Centessa Pharmaceuticals, ADR (1)(2)	32,659	429
CG oncology (1)	17,358	451
Crinetics Pharmaceuticals (1)	49,144	1,413
Denali Therapeutics (1)	76,902	1,076
Exact Sciences (1)	24,190	1,285
Insmed (1)	58,850	5,923
Ionis Pharmaceuticals (1)	35,330	1,396
Janux Therapeutics (1)	24,598	568
Kymera Therapeutics (1)	45,041	1,966
Madrigal Pharmaceuticals (1)	5,213	1,578
Merus NV (1)	15,584	820
MoonLake Immunotherapeutics (1)	16,842	795
Natera (1)	41,491	7,009
Neurocrine Biosciences (1)	26,153	3,287
Nurix Therapeutics (1)	51,150	583
Nuvalent, Class A (1)	22,188	1,693
Praxis Precision Medicines (1)	24,769	1,042
Replimune Group (1)	123,753	1,150
REVOLUTION Medicines (1)	45,059	1,658
Rhythm Pharmaceuticals (1)	13,321	842
Scholar Rock Holding (1)	55,138	1,953
Soleno Therapeutics (1)	22,617	1,895
Ultragenyx Pharmaceutical (1)	32,330	1,175
Vaxcyte (1)	29,413	956
Vera Therapeutics (1)	28,768	678
Viridian Therapeutics (1)	26,789	374

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Xencor (1)	51,638	406
		52,311
Health Care Equipment & Supplies 0.9%
Globus Medical, Class A (1)	15,469	913
Penumbra (1)	10,506	2,696
Zimmer Biomet Holdings	36,570	3,336
		6,945
Health Care Providers & Services 3.8%
BrightSpring Health Services (1)	91,468	2,158
Concentra Group Holdings Parent	245,192	5,044
Encompass Health	58,658	7,193
Quest Diagnostics	19,969	3,587
Select Medical Holdings	217,401	3,300
Tenet Healthcare (1)	48,351	8,510
Universal Health Services, Class B	10,435	1,890
		31,682
Life Sciences Tools & Services 0.8%
Bio-Techne	14,664	754
Repligen (1)	22,790	2,835
Revvity	33,028	3,194
		6,783
Pharmaceuticals 1.3%
Perrigo	150,597	4,024
Prestige Consumer Healthcare (1)	19,874	1,587
Viatris	566,279	5,057
		10,668
Total Health Care		108,389
INDUSTRIALS & BUSINESS SERVICES 19.7%
Aerospace & Defense 3.9%
BWX Technologies	12,505	1,801

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Curtiss-Wright	7,260	3,547
Hexcel	60,760	3,432
Howmet Aerospace	13,725	2,555
Karman Holdings (1)	89,150	4,491
Loar Holdings (1)	19,934	1,718
Rocket Lab (1)	38,004	1,359
Standardaero (1)	186,842	5,914
Textron	88,842	7,133
		31,950
Building Products 0.5%
Owens Corning	14,229	1,957
Trex (1)	34,396	1,870
		3,827
Commercial Services & Supplies 0.6%
Brink's	32,478	2,900
Clean Harbors (1)	7,266	1,680
		4,580
Construction & Engineering 2.3%
AECOM	16,586	1,872
API Group (1)	180,782	9,229
Comfort Systems	3,994	2,142
EMCOR Group	7,066	3,779
Primoris Services	27,232	2,122
		19,144
Electrical Equipment 1.8%
Acuity	7,852	2,343
EnerSys	19,992	1,715
Hubbell	9,220	3,765
Sensata Technologies Holding	240,425	7,239
		15,062

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Ground Transportation 0.3%
Saia (1)	10,603	2,905
		2,905
Machinery 5.9%
AGCO	51,422	5,305
Atmus Filtration Technologies	139,547	5,082
Blue Bird (1)	43,025	1,857
Esab	42,566	5,131
Fortive	54,023	2,816
Gates Industrial (1)	108,610	2,501
IDEX	12,370	2,172
Middleby (1)	54,030	7,780
Mueller Water Products, Class A	101,501	2,440
RBC Bearings (1)	11,930	4,591
Stanley Black & Decker	67,445	4,570
Timken	28,760	2,087
Toro	37,384	2,642
		48,974
Passenger Airlines 0.2%
Southwest Airlines	51,011	1,655
		1,655
Professional Services 3.8%
Booz Allen Hamilton Holding	28,839	3,003
First Advantage (1)	265,917	4,417
Korn Ferry	46,088	3,380
Leidos Holdings	33,306	5,254
Paylocity Holding (1)	11,697	2,119
SS&C Technologies Holdings	65,726	5,442
Upwork (1)	262,966	3,534
Verra Mobility (1)	163,190	4,144
		31,293

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Trading Companies & Distributors 0.4%
SiteOne Landscape Supply (1)	30,890	3,736
		3,736
Total Industrials & Business Services		163,126
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 0.4%
Ciena (1)	44,788	3,643
		3,643
Electronic Equipment, Instruments & Components 2.9%
Belden	61,352	7,105
Fabrinet (1)	7,043	2,075
Jabil	29,892	6,519
Ralliant (1)	18,008	873
Teledyne Technologies (1)	11,535	5,910
Zebra Technologies, Class A (1)	4,581	1,413
		23,895
IT Services 1.5%
Amdocs	25,804	2,354
ASGN (1)	18,272	912
GoDaddy, Class A (1)	40,045	7,211
Okta (1)	21,698	2,169
		12,646
Semiconductors & Semiconductor Equipment 3.0%
Entegris	55,166	4,449
Lattice Semiconductor (1)	105,496	5,168
MKS	87,975	8,741
Rambus (1)	97,218	6,224
		24,582

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Software 7.3%
A10 Networks	97,768	1,892
Appfolio, Class A (1)	9,382	2,160
Box (1)	63,329	2,164
CCC Intelligent Solutions Holdings (1)	485,880	4,572
Circle Internet Group (1)	10,017	1,816
CommVault Systems (1)	8,094	1,411
CyberArk Software (1)	7,595	3,090
Descartes Systems Group (1)	65,144	6,622
DocuSign (1)	55,730	4,341
Dynatrace (1)	67,414	3,722
Gen Digital	139,653	4,106
InterDigital	20,443	4,584
Manhattan Associates (1)	6,644	1,312
Monday.com (1)	7,115	2,237
Nutanix, Class A (1)	90,304	6,903
PTC (1)	30,406	5,240
Samsara, Class A (1)	37,839	1,505
Tyler Technologies (1)	4,665	2,766
		60,443
Total Information Technology		125,209
MATERIALS 4.5%
Chemicals 1.1%
Axalta Coating Systems (1)	54,288	1,612
CF Industries Holdings	29,827	2,744
RPM International	46,170	5,071
		9,427
Construction Materials 0.3%
Knife River (1)	25,504	2,082
		2,082

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 0.6%
International Paper	105,681	4,949
		4,949
Metals & Mining 2.2%
Alamos Gold, Class A	81,413	2,162
Carpenter Technology	14,407	3,982
Reliance Steel & Aluminum	20,354	6,389
Steel Dynamics	36,422	4,663
Warrior Met Coal	22,366	1,025
		18,221
Paper & Forest Products 0.3%
Louisiana-Pacific	27,893	2,398
		2,398
Total Materials		37,077
REAL ESTATE 6.1%
Hotel & Resort REITs 0.4%
Apple Hospitality, REIT	174,997	2,042
Park Hotels & Resorts, REIT	116,926	1,196
		3,238
Industrial REITs 0.6%
Lineage, REIT (2)	32,659	1,421
Rexford Industrial Realty, REIT	107,657	3,830
		5,251
Office REITs 0.8%
Kilroy Realty, REIT	49,904	1,712
Vornado Realty Trust, REIT	123,667	4,729
		6,441
Real Estate Management & Development 0.4%
FirstService	6,863	1,198

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Jones Lang LaSalle (1)	9,794	2,505
		3,703
Residential REITs 1.1%
Equity LifeStyle Properties, REIT	27,256	1,681
Essex Property Trust, REIT	6,106	1,730
Sun Communities, REIT	44,933	5,684
		9,095
Retail REITs 0.8%
Brixmor Property Group, REIT	129,646	3,376
Regency Centers, REIT	42,435	3,023
		6,399
Specialized REITs 2.0%
CubeSmart, REIT	92,511	3,932
EPR Properties, REIT	35,547	2,071
Lamar Advertising, Class A, REIT	43,344	5,260
Rayonier, REIT	100,173	2,222
Smartstop Self Storage, REIT	73,121	2,649
		16,134
Total Real Estate		50,261
UTILITIES 2.5%
Electric Utilities 0.7%
Evergy	48,604	3,350
Portland General Electric	53,957	2,192
		5,542
Gas Utilities 0.3%
National Fuel Gas	30,121	2,552
		2,552

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Independent Power & Renewable Electricity Producer 0.4%
Clearway Energy, Class C	69,103	2,211
Talen Energy (1)	4,192	1,219
		3,430
Multi-Utilities 1.1%
Ameren	47,095	4,523
NiSource	71,777	2,896
NorthWestern	40,048	2,054
		9,473
Total Utilities		20,997
Total Common Stocks (Cost $788,065)		826,398
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.27% (3)	1,888,682	1,889
Total Short-Term Investments (Cost $1,889)		1,889

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4)	1,434,726	1,435
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,435
Total Securities Lending Collateral (Cost $1,435)		1,435
Total Investments in Securities 100.1% of Net Assets (Cost $791,389)		$829,722

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at June 30, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 6/30/25
T. Rowe Price Government Reserve Fund	$737	¤	¤	$1,435
	Total			$1,435^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,435.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $791,389)	$829,722
Dividends receivable	739
Other assets	1
Total assets	830,462
Liabilities
Obligation to return securities lending collateral	1,435
Investment management and administrative fees payable	363
Total liabilities	1,798
NET ASSETS	$828,664
Net Assets Consists of:
Total distributable earnings (loss)	$34,131
Paid-in capital applicable to 25,300,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	794,533
NET ASSETS	$828,664
NET ASSET VALUE PER SHARE	$32.75
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $24)	$4,784
Securities lending	3
Total income	4,787
Investment management and administrative expense	1,656
Net investment income	3,131
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(25,043)
In-kind redemptions	20,399
Net realized loss	(4,644)
Change in net unrealized gain / loss on securities	25,160
Net realized and unrealized gain / loss	20,516
INCREASE IN NET ASSETS FROM OPERATIONS	$23,647
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	6/30/25	12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,131	$1,717
Net realized gain (loss)	(4,644)	3,622
Change in net unrealized gain / loss	25,160	6,454
Increase in net assets from operations	23,647	11,793
Distributions to shareholders
Net earnings	—	(1,627)
Capital share transactions*
Shares sold	495,652	324,079
Shares redeemed	(70,893)	(21,096)
Increase in net assets from capital share transactions	424,759	302,983
Net Assets
Increase during period	448,406	313,149
Beginning of period	380,258	67,109
End of period	$828,664	$380,258
*Share information (000s)
Shares sold	15,750	10,100
Shares redeemed	(2,250)	(700)
Increase in shares outstanding	13,500	9,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE SMALL-MID CAP ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE SMALL-MID CAP ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE SMALL-MID CAP ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted

T. ROWE PRICE SMALL-MID CAP ETF

cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral

T. ROWE PRICE SMALL-MID CAP ETF

received in the form of securities is not. At June 30, 2025, the value of loaned securities was $1,392,000; the value of cash collateral and related investments was $1,435,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $180,522,000 and $135,661,000, respectively, for the six months ended June 30, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $452,532,000 and $70,729,000, respectively, for the six months ended June 30, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had $2,667,000 of available capital loss carryforwards.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $791,389,000. Net unrealized gain aggregated $38,333,000 at period-end, of which $65,971,000 related to appreciated investments and $27,638,000 related to depreciated investments.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,247,081 shares of the fund, representing 9% of the fund’s net assets.

T. ROWE PRICE SMALL-MID CAP ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the

T. ROWE PRICE SMALL-MID CAP ETF

economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the

T. ROWE PRICE SMALL-MID CAP ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1075-051 08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025